CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Capital Reserves [Member]	Accumulated deficit [Member]	Equity attributed to Eltek Ltd. and subsidiaries [Member]	Non controlling interest [Member]	Total
Balance at Dec. 31, 2014		$ 1,985	$ 17,270	$ 1,907	$ 695	$ (12,550)	$ 9,307	$ (83)	$ 9,224
Balance, shares at Dec. 31, 2014	[1]	2,028,552
Changes during the year Other comprehensive income:
Foreign currency translation adjustments				(15)			(15)	9	6
Net profit (loss)						1,043	1,043	(17)	1,026
Comprehensive income (loss)				(15)		1,043	1,028	(8)	1,020
Balance at Dec. 31, 2015		$ 1,985	17,270	1,892	695	(11,507)	10,335	(91)	10,244
Balance, shares at Dec. 31, 2015	[1]	2,028,552
Changes during the year Other comprehensive income:
Reclassification of foreign currency translation reserve upon disposal of a subsidiary				(276)			(276)	91	(185)
Foreign currency translation adjustments				199			199		199
Net profit (loss)						(3,624)	(3,624)		(3,624)
Comprehensive income (loss)				(77)		(3,624)	(3,701)	91	(3,610)
Balance at Dec. 31, 2016		$ 1,985	17,270	1,815	695	(15,131)	6,634		$ 6,634
Balance, shares at Dec. 31, 2016	[1]	2,028,552							2,028,552
Changes during the year Other comprehensive income:
Foreign currency translation adjustments				600			600		$ 600
Net profit (loss)						(3,775)	(3,775)		(3,775)
Comprehensive income (loss)				600		(3,775)	(3,775)		(3,175)
Balance at Dec. 31, 2017		$ 1,985	$ 17,270	$ 2,415	$ 695	$ (18,906)	$ 3,459		$ 3,459
Balance, shares at Dec. 31, 2017	[1]	2,028,552							2,028,552

[1]	Respectively adjusted to reflect reverse split of shares.